Pension Plans and Other Postretirement Benefits - Change in Benefit Obligation (Details) - Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 796	$ 694
Acquisition	8	0
Service cost	0	1	$ 1
Interest cost	31	32	30
Actuarial loss	45	119
Benefit payments	(36)	(41)
Settlements	0	(9)
Benefit obligation at end of year	$ 844	$ 796	$ 694